Financial Instruments and Risk Management - Summary of Contractually Agreed Cash Flows in Respect of Derivative Financial Instruments (Detail) - GBP (£) £ in Millions	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Derivatives-Analysed by Earliest Payment Date [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	£ 1,208	£ 1,210	£ 1,174
Derivatives-Analysed by Earliest Payment Date [Member] | Net Settled [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	839	1,026	1,126
Derivatives-Analysed by Earliest Payment Date [Member] | Gross Settled Inflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	(6,828)	(3,366)	(1,673)
Derivatives-Analysed by Earliest Payment Date [Member] | Gross Settled Outflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	7,197	3,550	1,721
Derivatives-Analysed by Earliest Payment Date [Member] | 2019 [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	224	180	297
Derivatives-Analysed by Earliest Payment Date [Member] | 2019 [Member] | Net Settled [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	167	140	291
Derivatives-Analysed by Earliest Payment Date [Member] | 2019 [Member] | Gross Settled Inflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	(950)	(547)	(576)
Derivatives-Analysed by Earliest Payment Date [Member] | 2019 [Member] | Gross Settled Outflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	1,007	587	582
Derivatives-Analysed by Earliest Payment Date [Member] | 2021 [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	166	152	198
Derivatives-Analysed by Earliest Payment Date [Member] | 2021 [Member] | Net Settled [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	131	156	198
Derivatives-Analysed by Earliest Payment Date [Member] | 2021 [Member] | Gross Settled Inflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	(96)	(446)
Derivatives-Analysed by Earliest Payment Date [Member] | 2021 [Member] | Gross Settled Outflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	131	442
Derivatives-Analysed by Earliest Payment Date [Member] | 2022 [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	205	166	114
Derivatives-Analysed by Earliest Payment Date [Member] | 2022 [Member] | Net Settled [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	163	143	114
Derivatives-Analysed by Earliest Payment Date [Member] | 2022 [Member] | Gross Settled Inflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	(591)	(29)
Derivatives-Analysed by Earliest Payment Date [Member] | 2022 [Member] | Gross Settled Outflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	633	52
Derivatives-Analysed by Earliest Payment Date [Member] | 2023 [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	260	184	104
Derivatives-Analysed by Earliest Payment Date [Member] | 2023 [Member] | Net Settled [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	207	161	104
Derivatives-Analysed by Earliest Payment Date [Member] | 2023 [Member] | Gross Settled Inflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	(1,042)	(29)
Derivatives-Analysed by Earliest Payment Date [Member] | 2023 [Member] | Gross Settled Outflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	1,095	52
Derivatives-Analysed by Earliest Payment Date [Member] | 2023 [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	173	376	123
Derivatives-Analysed by Earliest Payment Date [Member] | 2023 [Member] | Net Settled [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	43	291	123
Derivatives-Analysed by Earliest Payment Date [Member] | 2023 [Member] | Gross Settled Inflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	(3,660)	(2,149)
Derivatives-Analysed by Earliest Payment Date [Member] | 2023 [Member] | Gross Settled Outflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	3,790	2,234
Derivatives-Analysed by Earliest Payment Date [Member] | 2020 [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	180	152	338
Derivatives-Analysed by Earliest Payment Date [Member] | 2020 [Member] | Net Settled [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	128	135	296
Derivatives-Analysed by Earliest Payment Date [Member] | 2020 [Member] | Gross Settled Inflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	(489)	(166)	(1,097)
Derivatives-Analysed by Earliest Payment Date [Member] | 2020 [Member] | Gross Settled Outflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	541	183	1,139
Derivatives-Analysed Based on Holding Instrument to Maturity [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	1,208	1,210	1,174
Derivatives-Analysed Based on Holding Instrument to Maturity [Member] | Net Settled [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	839	1,026	1,126
Derivatives-Analysed Based on Holding Instrument to Maturity [Member] | Gross Settled Inflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	(6,828)	(3,366)	(1,673)
Derivatives-Analysed Based on Holding Instrument to Maturity [Member] | Gross Settled Outflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	7,197	3,550	1,721
Derivatives-Analysed Based on Holding Instrument to Maturity [Member] | 2019 [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	139	131	98
Derivatives-Analysed Based on Holding Instrument to Maturity [Member] | 2019 [Member] | Net Settled [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	82	91	92
Derivatives-Analysed Based on Holding Instrument to Maturity [Member] | 2019 [Member] | Gross Settled Inflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	(950)	(547)	(576)
Derivatives-Analysed Based on Holding Instrument to Maturity [Member] | 2019 [Member] | Gross Settled Outflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	1,007	587	582
Derivatives-Analysed Based on Holding Instrument to Maturity [Member] | 2021 [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	106	107	92
Derivatives-Analysed Based on Holding Instrument to Maturity [Member] | 2021 [Member] | Net Settled [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	71	85	92
Derivatives-Analysed Based on Holding Instrument to Maturity [Member] | 2021 [Member] | Gross Settled Inflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	(96)	(47)
Derivatives-Analysed Based on Holding Instrument to Maturity [Member] | 2021 [Member] | Gross Settled Outflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	131	69
Derivatives-Analysed Based on Holding Instrument to Maturity [Member] | 2022 [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	113	101	88
Derivatives-Analysed Based on Holding Instrument to Maturity [Member] | 2022 [Member] | Net Settled [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	71	80	88
Derivatives-Analysed Based on Holding Instrument to Maturity [Member] | 2022 [Member] | Gross Settled Inflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	(591)	(47)
Derivatives-Analysed Based on Holding Instrument to Maturity [Member] | 2022 [Member] | Gross Settled Outflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	633	68
Derivatives-Analysed Based on Holding Instrument to Maturity [Member] | 2023 [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	124	101	83
Derivatives-Analysed Based on Holding Instrument to Maturity [Member] | 2023 [Member] | Net Settled [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	71	80	83
Derivatives-Analysed Based on Holding Instrument to Maturity [Member] | 2023 [Member] | Gross Settled Inflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	(1,042)	(47)
Derivatives-Analysed Based on Holding Instrument to Maturity [Member] | 2023 [Member] | Gross Settled Outflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	1,095	68
Derivatives-Analysed Based on Holding Instrument to Maturity [Member] | 2023 [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	597	662	679
Derivatives-Analysed Based on Holding Instrument to Maturity [Member] | 2023 [Member] | Net Settled [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	467	599	679
Derivatives-Analysed Based on Holding Instrument to Maturity [Member] | 2023 [Member] | Gross Settled Inflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	(3,660)	(2,512)
Derivatives-Analysed Based on Holding Instrument to Maturity [Member] | 2023 [Member] | Gross Settled Outflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	3,790	2,575
Derivatives-Analysed Based on Holding Instrument to Maturity [Member] | 2020 [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	129	108	134
Derivatives-Analysed Based on Holding Instrument to Maturity [Member] | 2020 [Member] | Net Settled [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	77	91	92
Derivatives-Analysed Based on Holding Instrument to Maturity [Member] | 2020 [Member] | Gross Settled Inflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	(489)	(166)	(1,097)
Derivatives-Analysed Based on Holding Instrument to Maturity [Member] | 2020 [Member] | Gross Settled Outflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	£ 541	£ 183	£ 1,139